Income Tax Expenses - Summary of Reconciliation from Income Tax Calculated Based on the Applicable Tax Rates and Profit before Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expenses			¥ (2,078,685)	¥ 1,588,465	¥ 12,045,862
Income tax calculated at the PRC statutory tax rate of 25%.			(519,671)	397,116	3,011,466
Tax effect of:
Differential income tax rates applicable to subsidiaries	[1],[2],[3]		209,802	249,204	513,516
Expenses and losses not deductible for tax purposes	[4]		200,893	196,361	479,986
Reversal of deferred tax assets recognized in prior years			261,749	87,926	56,843
Deductible temporary differences and tax losses for which no deferred tax asset was recognized	[5]		328,476	71,351	278,439
Research and development tax credit			(15,594)	(58,109)	(59,535)
Income not subject to tax			(3,608)	(4,350)	(5,949)
Withholding taxes related to dividend distributions to foreign parent company	[6]		1,050,000	0	0
Adjustments in respect of current income tax of previous years			30,043	(89,745)	(31,455)
Utilization of previously unrecognized deferred tax assets			(47,716)	(72,803)	(123,741)
Effect of tax rate changes on deferred income taxes			2,167	(117,913)	(8,601)
Others			28,289	(23,671)	76,807
Income tax expenses		¥ 633,000	¥ 1,524,830	¥ 635,367	¥ 4,187,776

[1]	Cayman Islands and BVI Income Tax The Company is incorporated under the laws of the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands and is not subject to Cayman Islands income tax. The Group entities established under the BVI Business Companies Acts are exempted from BVI income taxes.
[2]	Hong Kong Income Tax Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, according to the latest regulation, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
[3]	Indonesia Income Tax The Indonesia income tax rate is 22%. No Indonesia profits tax was provided for as there was no estimated assessable profit that was subject to Indonesia profits tax for the years ended December 31, 2022, 2023 and 2024.
[4]	Expenses and losses not deductible for tax purposes mainly related to business entertainment expenses and advertising expenses exceeding certain threshold, as well as share-based compensation expenses, which are not tax deductible according to the relevant tax regulations.
[5]	Due to the change in business strategy, deferred tax assets in relation to certain subsidiaries of the Group have not been recognized as it is not probable that future taxable profits of these subsidiaries will be available in order to utilize the tax benefits from the deductible temporary differences.
[6]	PRC Withholding Tax According to the Corporate Income Tax Law, distribution of profits earned by the PRC companies since January 1, 2008 to foreign investors is subject to withholding tax of 5% or 10%, depending on the country of incorporation of the foreign investor, upon the distribution of profits to overseas-incorporated immediate holding companies. As of December 31, 2022 and 2023, the Group did not have any plan to require its PRC subsidiaries to distribute their existing retained earnings and intends to retain them to operate and expand business in the PRC. Accordingly, no deferred tax liability on withholding tax was accrued at the end of each year presented. In March 2024, certain PRC subsidiaries of the Group declared dividends to the Hong Kong subsidiary of the Group for an aggregate amount of RMB10.5 billion and the withholding tax of RMB1.05 billion had been levied on the dividend remitted overseas.